Stock and Incentive Programs - Summary of Performance Share Units Activity for Employees (Detail) - Performance Share Units	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Nonvested at beginning of period, Shares | shares	0
Granted, Shares | shares	28,520
Nonvested at end of period, Shares | shares	29,000
Weighted Average Grant Date Fair Value
Nonvested at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 0
Granted, Weighted Average Grant Date Fair Value | $ / shares	26.72
Nonvested at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 26.72